10-Q INTANGIBLE ASSETS AND GOODWILL - Amortization (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2022	$ 1,592,316
2022	2,118,936	$ 2,148,222
2023	2,114,784	2,103,108
2024	2,114,784	2,098,956
2025	2,114,784	2,098,956
Thereafter	12,701,388
Intangible assets, net	$ 22,756,992	$ 23,175,301	$ 0